Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Dynamic Allocation Fund (the “Fund”)

Supplement dated May 21, 2015 to the

Prospectus dated April 30, 2015

(the “Prospectus”)

Effective immediately, the Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Dynamic Allocation Fund—Summary—Fees and Expenses of the Fund” in the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%		0.90%	0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.27%		0.52%	0.12%		0.27%		0.22%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses[2]	0.27%		0.27%	0.12%		0.27%		0.22%
Acquired Fund Fees and Expenses[3]	0.08%		0.08%	0.08%		0.08%		0.08%
Total Annual Fund Operating Expenses[4]	1.50%		2.25%	1.10%		1.25%		1.70%
Fee Waiver and Expense Limitation[5]	(0.24)%		(0.25)%	(0.26)%		(0.25)%		(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.26%		2.00%	0.84%		1.00%		1.52%
[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly with respect to small share classes.
[3]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the DAF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]	The Investment Adviser has agreed to: (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.79% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the DAF Subsidiary (as defined below) at an annual rate of 0.42% of the DAF Subsidiary’s average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the DAF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the DAF Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table under “Goldman Sachs Strategic International Equity Fund—Summary—Expense Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$977	$1,304	$2,227
Class C Shares
– Assuming complete redemption at end of period	$303	$681	$1,185	$2,570
– Assuming no redemption	$203	$681	$1,185	$2,570
Institutional Shares	$86	$325	$584	$1,322
Class IR Shares	$102	$373	$665	$1,495
Class R Shares	$155	$520	$909	$1,999

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Dynamic Allocation Fund (the “Fund”)

Supplement dated May 21, 2015 to the

Prospectus dated April 30, 2015

(the “Prospectus”)

Effective immediately, the Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Dynamic Allocation Fund—Summary—Fees and Expenses of the Fund” in the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.90%		0.90%	0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.27%		0.52%	0.12%		0.27%		0.22%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses[2]	0.27%		0.27%	0.12%		0.27%		0.22%
Acquired Fund Fees and Expenses[3]	0.08%		0.08%	0.08%		0.08%		0.08%
Total Annual Fund Operating Expenses[4]	1.50%		2.25%	1.10%		1.25%		1.70%
Fee Waiver and Expense Limitation[5]	(0.24)%		(0.25)%	(0.26)%		(0.25)%		(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.26%		2.00%	0.84%		1.00%		1.52%
[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly with respect to small share classes.
[3]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the DAF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]	The Investment Adviser has agreed to: (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.79% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the DAF Subsidiary (as defined below) at an annual rate of 0.42% of the DAF Subsidiary’s average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the DAF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the DAF Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Goldman Sachs Dynamic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.26%	[3]
Goldman Sachs Dynamic Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.00%	[3]
Goldman Sachs Dynamic Allocation Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.84%	[3]
Goldman Sachs Dynamic Allocation Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.00%	[3]
Goldman Sachs Dynamic Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[3]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.52%	[3]
Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Dynamic Allocation Fund (the “Fund”)

Supplement dated May 21, 2015 to the

Prospectus dated April 30, 2015

(the “Prospectus”)

Effective immediately, the Fund’s Prospectus is revised as follows:

The following replaces in its entirety the table under “Goldman Sachs Strategic International Equity Fund—Summary—Expense Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$977	$1,304	$2,227
Class C Shares
– Assuming complete redemption at end of period	$303	$681	$1,185	$2,570
– Assuming no redemption	$203	$681	$1,185	$2,570
Institutional Shares	$86	$325	$584	$1,322
Class IR Shares	$102	$373	$665	$1,495
Class R Shares	$155	$520	$909	$1,999

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Strategic International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	977
5 Years	rr_ExpenseExampleYear05	1,304
10 Years	rr_ExpenseExampleYear10	2,227
Goldman Sachs Strategic International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	681
5 Years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	2,570
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	681
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,570
Goldman Sachs Strategic International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,322
Goldman Sachs Strategic International Equity Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,495
Goldman Sachs Strategic International Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	909
10 Years	rr_ExpenseExampleYear10	1,999

[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly with respect to small share classes.
[2]	Acquired Fund Fees and Expenses reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the DAF Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Investment Adviser has agreed to: (i) waive a portion of its management fees in order to achieve an effective net management fee rate of no higher than 0.79% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the DAF Subsidiary (as defined below) at an annual rate of 0.42% of the DAF Subsidiary's average daily net assets; and (iv) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. The management fee waiver arrangement with respect to the DAF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the DAF Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.